Property and equipment, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 27,060	$ 26,935
Additions in property and equipment	138	125
Property and Equipment, Ending Balance	27,198	27,060
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(4,983)	(4,510)
Depreciation for the year	(511)	(473)
Accumulated Depreciation, Property and Equipment, Ending Balance	(5,494)	(4,983)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,077	22,425
Additions in property and equipment	138	125
Depreciation for the year	(511)	(473)
Property And Equipment Net, Ending Balance	$ 21,704	$ 22,077